Property, plant and equipment	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment

 Significant accounting policies that apply to property, plant and equipment
Our property, plant and equipment is included at historical cost, net of accumulated depreciation, government grants and any impairment charges. Property, plant and equipment acquired through business combinations are initially recorded at fair value and subsequently accounted for on the same basis as our existing assets. We derecognise items of property, plant and equipment on disposal or when no future economic benefits are expected to arise from the continued use of the asset. The difference between the sale proceeds and the net book value at the date of disposal is recognised in operating costs in the income statement.
Included within the cost of network infrastructure and equipment are direct and indirect labour costs, materials and directly attributable overheads.
We depreciate property, plant and equipment on a straight line basis from the time the asset is available for use, to write off the asset’s cost over the estimated useful life taking into account any expected residual value. Freehold land is not depreciated.
Estimated useful economic lives
The estimated useful lives assigned to principal categories of assets are as follows:

Land and buildings
– Freehold buildings	14 to 50 years
– Short-term leasehold improvements	Shorter of 10 years or lease term
– Leasehold land and buildings	Unexpired portion of lease or 40 years, whichever is the shorter

Network infrastructure
Transmission equipment
– Duct	40 years
– Cable	3 to 25 years
– Fibre	5 to 20 years
Exchange equipment	2 to 13 years
Other network equipment	2 to 20 years

Other assets
– Motor vehicles	2 to 9 years
– Computers and office equipment	3 to 7 years

Residual values and useful lives are reassessed annually and, if necessary, changes are recognised prospectively.
Network share assets
Certain assets have been contributed to a network share arrangement by both EE and Hutchison 3G UK Limited, with legal title remaining with the contributor. This is considered to be a reciprocal arrangement. Our share of the assets on acquisition of EE were recognised at fair value within tangible assets, and depreciated in line with policy. Subsequent additions are recorded at cost.
Impairment of property, plant and equipment
We test property, plant and equipment for impairment if events or changes in circumstances (assessed at each reporting date) indicate that the carrying amount may not be recoverable. When an impairment test is performed, we assess the recoverable amount by reference to the higher of the net present value of the expected future cash flows (value in use) of the relevant asset and the fair value less costs to dispose. If it is not possible to determine the recoverable amount for the individual asset then we assess impairment by reference to the relevant cash generating unit as described in note 13.

 Key judgements made in accounting for our BDUK contracts
We receive government grants in relation to the Building Digital UK (BDUK) programme and other rural superfast broadband contracts. Where we have achieved certain service levels, or delivered the network more efficiently than anticipated, we have an obligation to either re-invest or repay grant funding. Where this is the case, we assess and defer the income with a corresponding increase in capital expenditure.
Assessing the timing of whether and when we change the estimated take-up assumption is judgemental as it involves considering information which is not always observable. Our consideration on whether and when to change the base case assumption is dependent on our expectation of the long-term take-up trend.
Our assessment of how much grant income to defer includes consideration of the difference between the take-up percentage agreed with the local authority and the likelihood of actual take-up. The value of the government grants deferred is disclosed in note 18.

	Land and buildings[a] £m	Network infrastructure £m	Other[b] £m	Assets in course of construction £m	Total £m
Cost
At 31 March 2018	1,262	50,783	1,914	1,118	55,077
Additions[c]	12	97	119	3,034	3,262
Transfers	13	2,988	18	(3,063)	(44)
Disposals and adjustments (restated)[d]	4	(1,943)	(333)	102	(2,170)
Transfer to assets held for sale[d]	(182)	—	—	—	(182)
Exchange differences	(2)	(32)	4	—	(30)
At 31 March 2019	1,107	51,893	1,722	1,191	55,913
Reclassification of assets held under finance leases[a]	(81)	—	—	—	(81)
At 1 April 2019	1,026	51,893	1,722	1,191	55,832
Additions[c]	7	83	69	2,978	3,137
Transfers	25	3,244	17	(3,295)	(9)
Disposals and adjustments[d]	(55)	(1,132)	(130)	42	(1,275)
Transfer to assets held for sale[e]	(69)	(255)	(24)	—	(348)
Exchange differences	11	60	8	—	79
At 31 March 2020	945	53,893	1,662	916	57,416
Accumulated depreciation
At 31 March 2018	773	35,790	1,558	—	38,121
Charge for the year	51	2,236	105	—	2,392
Transfers	1	(4)	—	—	(3)
Disposals and adjustments (restated)[d]	(11)	(1,940)	(296)	—	(2,247)
Transfer to assets held for sale[d]	(93)	—	—	—	(93)
Exchange differences	(1)	(30)	4	—	(27)
At 31 March 2019	720	36,052	1,371	—	38,143
Reclassification of assets held under finance leases[a]	(47)	—	—	—	(47)
At 1 April 2019	673	36,052	1,371	—	38,096
Charge for the year	49	2,318	85	—	2,452
Transfers	1	—	(1)	—	—
Disposals and adjustments[d]	(68)	(1,128)	(91)	—	(1,287)
Transfer to assets held for sale[e]	(55)	(216)	(22)	—	(293)
Exchange differences	10	54	8	—	72
At 31 March 2020	610	37,080	1,350	—	39,040

Carrying amount
At 31 March 2020	335	16,813	312	916	18,376
Engineering stores	—	—	—	98	98
Total at 31 March 2020	335	16,813	312	1,014	18,474
At 31 March 2019	387	15,841	351	1,191	17,770
Engineering stores	—	—	—	65	65
Total at 31 March 2019	387	15,841	351	1,256	17,835

[a]
The carrying amount of the land and buildings class of asset recognised at 31 March 2019 included £34m in respect of assets held under finance leases. The depreciation expense on those assets in 2018/19 was £2m. On adoption of IFRS 16 on 1 April 2019 these assets were reclassified to right-of-use assets. See note 1

[b]	Other mainly comprises motor vehicles, computers and fixtures and fittings.

[c]	Net of grant deferral of £98m (2018/19: £63m).

[d]
Fully depreciated assets in the group’s fixed asset registers were reviewed during the year, as part of the group’s annual asset verification exercise, and certain assets that were no longer in use have been written off, reducing cost and accumulated depreciation by £0.7bn (2018/19: £1.9bn). Disposals and adjustments include adjustments resulting from changes in assumptions used in calculating lease-end obligations where the corresponding asset is capitalised. The 2018/19 comparative has been re-presented to split out the reclassification of the carrying amount of BT Centre property to 'transfer to assets held for sale' (£89m) presented within 'disposals and adjustments' in the prior period.

[e]
Transfers to assets held for sale during 2019/20 relate to our domestic operations in France, our domestic operations in Spain and selected domestic operations and infrastructure in 16 countries in Latin America. On reclassification to held for sale, assets associated with the France and Latin America disposals were impaired by £18m. See note 23.

Included within the above disclosure are assets used in arrangements which represent core business activities for the group and which meet the definition of operating leases:

•
£12,284m of the carrying amount of the network infrastructure asset class represents Openreach's network infrastructure. The majority of the associated assets are used to deliver fixed-line telecommunications services that have been assessed as containing operating leases, to both internal and external Communications Providers.

•	Other assets includes devices with a carrying amount of £33m that are made available to retail customers under arrangements that contain operating leases.

At 31 March	2020	2019
	£m	£m
The carrying amount of land and buildings, including leasehold improvements, comprised:
Freehold	105	158
Leasehold	230	229
Total land and buildings	335	387

Network infrastructure
Some of our network assets are jointly controlled by EE Limited with Hutchison 3G UK Limited. These relate to shared 3G network and certain elements of network for 4G rural sites. The net book value of the group’s share of assets controlled by its joint operation MBNL is £600m (2018/19: £584m) and is recorded within network infrastructure. Included within this is £112m (2018/19: £125m), being the group’s share of assets owned by its joint operation MBNL.
Within network infrastructure are assets with a net book value of £10bn (2018/19: £9bn) which have useful economic lives of more than 18 years.